Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Equity
Equity

8. Equity

Non-Controlling Interest

The non-controlling interest represents the RSLIP Units held by holders other than the Company. As of December 31, 2020, the non-controlling interests owned 76.9% of the RSILP Units outstanding (which excluded the earnout interests that did not vest until January 2021). On January 13, 2021, the non-controlling interests increased to 78.1% when the earnout interests were fully earned and no longer subject to the applicable restrictions on transfer and voting. The non-controlling interests ownership decreased during March 2021, reflecting the additional issuance of Class A Common Stock in connection with the exercise of the Warrants and the share-based equity grant (see Note 9 for discussion of share-based compensation). As of March 31, 2021, the non-controlling interests owned 73.0% of the RSILP Units outstanding.

Treasury Stock

During the three months ended March 31, 2021, the Company repurchased 218,589 shares of its Class A Common Stock at an average price of $15.85 and a total cost of $3.5 million. The repurchased shares are considered issued but not outstanding.

9. Equity

RSI LLC was formed on March 5, 2012 as a Delaware limited liability company. The founding members contributed $27.0 million to RSI LLC prior to 2019 and an additional $14.5 million during 2019. On December 19, 2019, the members of RSI LLC entered into the Agreement of Limited Partnership (the “LP Agreement”) with the Sellers’ Representative to form RSILP. As part of the LP Agreement to become limited partners of RSILP, the members contributed all of their member interests in RSI LLC in exchange for Preferred Units and Common A-1 Units of RSILP (the “RSI LLC Recapitalization").

After the formation of RSILP, employees and affiliated individuals purchased additional Preferred Units and Common A-1 Units of RSILP for approximately $1.0 million. In addition, during the fourth quarter of 2019, RSILP issued profits interests in the form of Common A-2 Units to a significant unitholder, which were classified as equity awards and fully vested on the date of grant. Refer to Note 10 for additional information related to share-based compensation. During 2020, certain limited partners contributed a total of $6.5 million resulting in the issuance of additional Preferred Units and Common A-1 Units of RSILP. In December 2020, RSILP approved a distribution to each limited partner approximating each partner’s share of the estimated tax liability for the year ended December 31, 2020. The total amount distributed to the limited partners was $5.2 million.

On December 29, 2020, in contemplation of the Business Combination, RSILP’s outstanding equity interests (including Preferred Units, Common A-1 Units and Common A-2 Units) and vested share-based liability awards (i.e., Common B-1 Units) were converted to 172.5 million Class A Common Units of RSILP. In connection with the Business Combination, 12.5 million Class A Common Units of RSILP (the Purchase RSILP Units) were transferred to the Special Limited Partner for cash consideration of $125.0 million

In connection with the Business Combination, the Company’s previously reported Members’ Deficit and Preferred Units balances as of December 31, 2018, the earliest period presented, have been adjusted for the retrospective application of the RSI LLC Recapitalization and the Reverse Recapitalization.

The total amount of the Company’s authorized capital stock consists of 951,000,000 shares, consisting of (i)  1,000,000  shares of preferred stock, par value $0.0001 per share (“Preferred Stock”), (ii) 750,000,000 shares of Class A Common Stock, and (iii) 200,000,000 shares of Class V Common Stock (together with the Class A Common Stock, the “Common Stock”). As of December 31, 2020, there were 44,792,517 shares of Class A Common Stock outstanding (inclusive of 1,212,813 shares relating to earnout interests) and 160,000,000 shares of Class V Common Stock outstanding (inclusive of 15,000,000 shares relating to earnout interests).

Voting Rights

Each holder of record of Common Stock, as such, shall be entitled to one (1) vote for each share of Common Stock held of record by such holder on all matters on which stockholders generally are entitled to vote or holders of Common Stock as a separate class are entitled to vote, including the election or removal of directors (whether voting separately as a class or together with one or more classes of the Company’s capital stock); provided, however, that to the fullest extent permitted by law, holders of Common Stock, as such, shall have no voting power with respect to, and shall not be entitled to vote on, any amendment to the Second A&R Certificate of Incorporation of the Company (including any certificate of designations relating to any series of Preferred Stock) that relates solely to the terms of one or more outstanding series of Preferred Stock if the holders of such affected series are entitled, either separately or together with the holders of one or more other such series, to vote thereon pursuant to the Second A&R Certificate of Incorporation of the Company (including any certificate of designations relating to any series of Preferred Stock) or pursuant to the Delaware General Corporation Law. The holders of Class A Common Stock and Class V Common Stock having the right to vote in respect of such Common Stock shall vote together as a single class (or, if the holders of one or more series of Preferred Stock are entitled to vote together with the holders of Common Stock having the right to vote in respect of such Common Stock, as a single class with the holders of such other series of Preferred Stock) on all matters submitted to a vote of the stockholders having voting rights generally.

Dividend Rights

Subject to applicable law and the rights, if any, of the holders of any outstanding series of Preferred Stock or any class or series of stock having a preference over or the right to participate with the Class A Common Stock with respect to the payment of dividends and other distributions in cash, stock of any corporation or property of the Company, the holders of Class A Common Stock shall be entitled to receive ratably such dividends and other distributions as may from time to time be declared by the Board in its discretion out of the assets of the Company that are by law available therefor at such times and in such amounts as the Board in its discretion shall determine.

Dividends and other distributions shall not be declared or paid on the Class V Common Stock.

Rights Upon Liquidation

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the affairs of the Company, after payment or provision for payment of the debts and other liabilities of the Company and of the preferential and other amounts, if any, to which the holders of Preferred Stock or any class or series of stock having a preference over the Class A Common Stock as to distributions upon dissolution or liquidation or winding up shall be entitled, the holders of all outstanding shares of Class A Common Stock shall be entitled to receive the remaining assets of the Company available for distribution ratably in proportion to the number of shares held by each such stockholder. The holders of shares of Class V Common Stock shall not be entitled to receive any assets of the Company in the event of any voluntary or involuntary liquidation, dissolution or winding up of the affairs of the Company.

Cancellation of Class V Common Stock

In the event that any outstanding share of Class V Common Stock shall cease to be held directly or indirectly by the holder of the corresponding RSILP Unit (as defined in the RSILP A&R LPA), as set forth in the books and records of RSILP, including by virtue of any divestiture by such holder of such corresponding RSILP Unit, such share of Class V Common Stock shall automatically and without further action on the part of the Company or any holder of Class V Common Stock be transferred to the Company and cancelled for no consideration. The Company shall not issue additional shares of Class V Common Stock after the Closing of the transactions contemplated by the Business Combination, other than in connection with the valid issuance of RSILP Units in accordance with the RSILP A&R LPA.

Other Rights

If the Company at any time combines or subdivides (by any stock split, stock dividend, recapitalization, reorganization, merger, amendment of the Second A&R Certificate of Incorporation of the Company, scheme, arrangement or otherwise) the number of shares of Class A Common Stock into a greater or lesser number of shares, the shares of Class V Common Stock outstanding immediately prior to such subdivision shall be proportionately similarly combined or subdivided such that the ratio of shares of outstanding Class V Common Stock to shares of outstanding Class A Common Stock immediately prior to such subdivision shall be maintained immediately after such combination or subdivision. Any such adjustment shall become effective at the close of business on the date the combination or subdivision becomes effective.

Preferred Stock

The Board has the authority to issue shares of preferred stock at any time and from time to time, to provide, out of the unissued shares of Preferred Stock, for one or more series of Preferred Stock and, with respect to each such series, to fix the number of shares constituting such series and the designation of such series, the voting powers (if any) of the shares of such series, and the powers, preferences and relative, participating, optional or other special rights, if any, and any qualifications, limitations or restrictions thereof, of the shares of such series and to cause to be filed with the Secretary of State of the State of Delaware a certificate of designations with respect thereto. The powers, preferences and relative, participating, optional and other special rights of each series of Preferred Stock, and the qualifications, limitations or restrictions thereof, if any, may differ from those of any and all other series at any time outstanding. At December 31, 2020, there were no shares of preferred stock outstanding.

Non-Controlling Interest

The non-controlling interest represents the RSLIP Units held by holders other than the Company. As of December 31, 2020, the non-controlling interests owned 76.9% of the RSILP Units outstanding (which excludes the earnout interests that did not vest until January 2021). The non-controlling interests’ ownership percentage can fluctuate over time as RSILP earnout interests vest and as the Sellers elect to exchange RSILP Units for Class A Common Stock. The Company has consolidated the financial position and results of operations of RSILP and reflected the proportionate interest held by the Sellers as non-controlling interest.